Significant Accounting Policies and Recent Accounting Pronouncements - Estimated useful lives of property and equipment (Details)	Dec. 31, 2023
Miners and mining equipment
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	2 years
Office and computer equipment
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	3 years
Minimum | Buildings and building improvements
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	10 years
Minimum | Machinery and facility equipment
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	5 years
Maximum | Buildings and building improvements
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	25 years
Maximum | Machinery and facility equipment
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) [Line Items]
Estimated useful lives property and equipment	10 years